Schedule of Investments (unaudited)
November 30, 2025
iShares® MSCI Global Min Vol Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Austria — 0.0%
Verbund AG	22,273	$1,642,220
Belgium — 0.4%
Argenx SE(a)	15,868	14,465,182
Brazil — 0.3%
Rede D'Or Sao Luiz SA(b)	175,161	1,554,114
Telefonica Brasil SA	597,579	3,949,640
TOTVS SA	396,463	3,199,720
		8,703,474
Canada — 1.6%
Agnico Eagle Mines Ltd.	9,836	1,714,869
CGI Inc.	140,989	12,513,411
Constellation Software Inc.	9,389	22,977,838
Descartes Systems Group Inc. (The)(a)	62,730	5,160,877
Dollarama Inc.	23,629	3,397,794
Franco-Nevada Corp.	13,823	2,907,632
Loblaw Companies Ltd.	82,238	3,657,736
Thomson Reuters Corp.	15,267	2,068,083
		54,398,240
Chile — 0.1%
Latam Airlines Group SA	183,390,155	4,429,752
China — 6.3%
Agricultural Bank of China Ltd., Class A	2,596,699	2,953,278
Agricultural Bank of China Ltd., Class H	13,297,406	9,975,089
Bank of China Ltd., Class H	36,950,638	22,263,305
Bank of Communications Co. Ltd., Class H	6,317,000	5,803,784
BeOne Medicines Ltd., Class H(a)	93,900	2,481,228
BYD Co. Ltd., Class A	235,700	3,191,754
Cambricon Technologies Corp. Ltd., Class A(a)	18,165	3,444,711
CGN Power Co. Ltd., Class H(b)	7,760,000	3,023,783
China CITIC Bank Corp. Ltd., Class H	5,911,000	5,452,161
China Coal Energy Co. Ltd., Class H	1,333,000	1,801,111
China Construction Bank Corp., Class H	11,939,000	12,577,773
China Merchants Port Holdings Co. Ltd.	900,000	1,813,737
China Petroleum & Chemical Corp., Class H	13,918,000	7,897,930
China Ruyi Holdings Ltd.(a)	6,564,000	2,058,473
China Shenhua Energy Co. Ltd., Class H	1,163,000	5,960,330
China Tower Corp. Ltd., Class H(b)	3,238,164	5,126,429
China Yangtze Power Co. Ltd., Class A	1,066,900	4,222,776
CITIC Securities Co. Ltd., Class A	527,608	2,065,778
Contemporary Amperex Technology Co. Ltd., Class A	78,100	4,145,231
Fuyao Glass Industry Group Co. Ltd., Class H(b)	441,516	3,823,041
Huaneng Power International Inc., Class H	3,074,000	2,455,190
Hygon Information Technology Co. Ltd., Class A	100,941	3,132,737
Industrial & Commercial Bank of China Ltd., Class H	12,135,000	10,060,154
Industrial Bank Co. Ltd., Class A	908,100	2,714,629
JD Logistics Inc.(a)(b)	1,078,200	1,694,264
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	279,100	2,460,454
Kunlun Energy Co. Ltd.	2,838,000	2,710,707
Kweichow Moutai Co. Ltd., Class A	35,800	7,360,602
NAURA Technology Group Co. Ltd., Class A	31,200	1,898,339
Nongfu Spring Co. Ltd., Class H(b)	574,200	3,614,800
People's Insurance Co. Group of China Ltd. (The), Class H	6,328,867	5,747,617
PetroChina Co. Ltd., Class H	7,108,000	7,943,993
PICC Property & Casualty Co. Ltd., Class H	4,994,000	11,358,738
Pop Mart International Group Ltd.(b)	128,835	3,738,854
Security	Shares	Value
China (continued)
Postal Savings Bank of China Co. Ltd., Class H(b)	6,483,856	$4,587,155
Shanghai Pudong Development Bank Co. Ltd., Class A	1,102,200	1,791,879
Tencent Holdings Ltd.	134,700	10,642,854
Tongcheng Travel Holdings Ltd.	744,400	2,101,197
Tsingtao Brewery Co. Ltd., Class H	250,000	1,691,108
Want Want China Holdings Ltd.	3,591,040	2,152,250
Wharf Holdings Ltd. (The)(c)	779,000	2,364,440
Wuliangye Yibin Co. Ltd., Class A	167,700	2,800,917
Xiaomi Corp., Class B(a)(b)	1,024,200	5,444,368
ZTO Express Cayman Inc.(c)	104,577	2,150,932
		212,699,880
Finland — 0.4%
Elisa OYJ	103,051	4,517,364
Nokia OYJ	610,835	3,720,059
Sampo OYJ, Class A	420,440	4,945,148
		13,182,571
France — 0.9%
Danone SA	22,105	1,976,049
Dassault Systemes SE	192,425	5,389,652
Orange SA	1,355,340	22,341,496
		29,707,197
Germany — 1.7%
Covestro AG, NVS(a)	134,763	9,681,261
Deutsche Telekom AG, Registered	950,824	30,661,960
SAP SE	46,372	11,194,662
Scout24 SE(b)	54,422	5,566,387
		57,104,270
Greece — 0.1%
Hellenic Telecommunications Organization SA	117,761	2,340,536
Hong Kong — 1.3%
BOC Hong Kong Holdings Ltd.	1,004,000	4,847,124
CLP Holdings Ltd.	1,038,754	9,085,097
Hang Seng Bank Ltd.	243,500	4,767,978
HKT Trust & HKT Ltd., Class SS	2,764,000	4,228,898
Hong Kong & China Gas Co. Ltd.	6,559,579	6,108,427
MTR Corp. Ltd.(c)	1,126,000	4,471,354
Power Assets Holdings Ltd.	807,000	5,399,296
Sino Land Co. Ltd.	2,088,000	2,804,627
Swire Pacific Ltd., Class A	196,000	1,682,752
		43,395,553
India — 5.0%
Adani Enterprises Ltd.	93,173	2,380,348
Adani Power Ltd.(a)	2,118,428	3,502,389
Ambuja Cements Ltd.	230,323	1,420,178
Apollo Hospitals Enterprise Ltd.	34,878	2,866,256
Asian Paints Ltd.	254,644	8,204,257
Bharat Petroleum Corp. Ltd.	421,230	1,696,612
Bharti Airtel Ltd.	908,104	21,424,166
Cipla Ltd.	96,010	1,646,157
Divi's Laboratories Ltd.	24,332	1,763,909
Eicher Motors Ltd.	48,174	3,806,536
Eternal Ltd.(a)	1,753,092	5,907,116
FSN E-Commerce Ventures Ltd.(a)	836,727	2,506,701
Havells India Ltd.	97,924	1,579,969
HCL Technologies Ltd.	677,106	12,337,955
HDFC Bank Ltd.	299,220	3,381,203
Indian Hotels Co. Ltd., Class A	600,608	5,012,597
Indian Oil Corp. Ltd.	1,335,437	2,422,048
Indus Towers Ltd.(a)	378,065	1,700,910

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Global Min Vol Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Infosys Ltd.	157,060	$2,755,746
InterGlobe Aviation Ltd.(b)	38,852	2,574,081
Jio Financial Services Ltd.	1,330,072	4,567,772
JSW Steel Ltd.	256,532	3,339,303
LTIMindtree Ltd.(b)	54,591	3,737,013
Maruti Suzuki India Ltd.	38,988	6,949,622
MRF Ltd.	1,510	2,577,583
Nestle India Ltd.	176,288	2,487,858
Page Industries Ltd.	3,588	1,540,916
PI Industries Ltd.	57,784	2,197,896
Pidilite Industries Ltd.	226,138	3,720,868
Shree Cement Ltd.	6,423	1,899,469
Sun Pharmaceutical Industries Ltd.	250,679	5,142,224
Tata Consultancy Services Ltd.	466,947	16,447,614
Tech Mahindra Ltd.	226,701	3,861,605
Titan Co. Ltd.	101,224	4,435,102
Torrent Pharmaceuticals Ltd.	81,754	3,401,212
Trent Ltd.	72,176	3,443,323
UltraTech Cement Ltd.	45,733	5,946,174
Wipro Ltd.	1,205,881	3,378,768
Wipro Ltd., ADR(c)	430,900	1,172,048
		169,135,504
Indonesia — 0.4%
Bank Central Asia Tbk PT	19,843,200	9,881,125
Dian Swastatika Sentosa Tbk PT(a)	504,600	3,331,178
		13,212,303
Israel — 0.7%
Bank Hapoalim BM	450,047	9,741,723
Check Point Software Technologies Ltd.(a)(c)	52,877	9,875,837
Isracard Ltd.	0	1
Mizrahi Tefahot Bank Ltd.	46,101	3,229,389
		22,846,950
Italy — 0.1%
Infrastrutture Wireless Italiane SpA(b)	201,818	1,848,246
Japan — 10.0%
Aeon Co. Ltd.	107,400	1,944,562
ANA Holdings Inc.	113,500	2,141,519
Astellas Pharma Inc.	389,500	4,897,733
Canon Inc.	626,700	18,438,762
Central Japan Railway Co.	558,200	15,253,979
Chubu Electric Power Co. Inc.	496,000	7,752,292
East Japan Railway Co.	693,600	17,929,904
FUJIFILM Holdings Corp.	317,800	6,823,150
Fujitsu Ltd.	435,800	11,562,304
Hankyu Hanshin Holdings Inc.	133,200	3,344,259
Inpex Corp.	290,500	6,196,384
KDDI Corp.	1,984,600	34,143,335
Keyence Corp.	20,600	7,012,432
Kirin Holdings Co. Ltd.	116,600	1,831,327
Kobe Bussan Co. Ltd.	109,400	2,659,094
Kyocera Corp.	921,100	12,608,966
NEC Corp.	141,600	5,350,018
Nomura Research Institute Ltd.	271,890	10,860,378
NTT Inc.	21,469,600	21,396,675
Obic Co. Ltd.	235,700	7,582,687
Oracle Corp./Japan	28,000	2,408,349
Oriental Land Co. Ltd./Japan	292,600	5,628,314
Osaka Gas Co. Ltd.	259,700	9,114,464
Otsuka Corp.	166,900	3,300,590
Otsuka Holdings Co. Ltd.	198,300	11,230,791
Security	Shares	Value
Japan (continued)
Pan Pacific International Holdings Corp.	743,600	$4,506,786
SCSK Corp.	113,300	4,130,011
Secom Co. Ltd.	289,900	9,798,404
Seibu Holdings Inc.	49,300	1,531,068
SG Holdings Co. Ltd.	207,200	2,069,944
Shimadzu Corp.	173,900	4,964,014
Shionogi & Co. Ltd.	192,600	3,303,311
SoftBank Corp.	20,806,000	29,767,511
Suntory Beverage & Food Ltd.	103,700	3,281,270
Takeda Pharmaceutical Co. Ltd.	525,900	15,162,883
TIS Inc.	155,100	5,125,506
Toho Co. Ltd./Tokyo	76,500	4,405,221
Tokyo Gas Co. Ltd.	109,400	4,434,052
Tokyu Corp.	139,500	1,627,947
West Japan Railway Co.	284,600	5,663,754
Yokogawa Electric Corp.	162,800	5,207,034
		336,390,984
Kuwait — 0.2%
Kuwait Finance House KSCP	780,894	2,025,058
National Bank of Kuwait SAKP	1,690,727	5,531,423
		7,556,481
Malaysia — 0.4%
CELCOMDIGI Bhd	2,315,800	1,838,070
Hong Leong Bank Bhd	346,100	1,771,227
IHH Healthcare Bhd(c)	1,631,500	3,263,224
Malayan Banking Bhd	1,304,500	3,129,779
Petronas Gas Bhd	602,500	2,554,338
		12,556,638
Mexico — 0.1%
America Movil SAB de CV, Series B, Class B	3,553,651	4,093,272
Netherlands — 0.6%
Koninklijke Ahold Delhaize NV	142,254	5,889,089
Koninklijke KPN NV	2,812,664	12,886,149
		18,775,238
New Zealand — 0.1%
Infratil Ltd.	548,070	3,672,377
Peru — 0.1%
Cia. de Minas Buenaventura SAA, ADR	120,088	2,975,781
Philippines — 0.1%
BDO Unibank Inc.	1,079,479	2,413,110
International Container Terminal Services Inc.	184,800	1,710,686
		4,123,796
Portugal — 0.0%
Jeronimo Martins SGPS SA	70,466	1,672,155
Qatar — 0.2%
Industries Qatar QSC	509,182	1,697,320
Qatar Fuel QSC	109,273	448,496
Qatar National Bank QPSC	893,087	4,434,930
		6,580,746
Russia — 0.0%
PhosAgro PJSC(a)(d)	809	8
PhosAgro PJSC, GDR(a)(d)(e)	2	—
Polyus PJSC(a)(d)	535,230	7
		15
Saudi Arabia — 0.9%
Dr Sulaiman Al Habib Medical Services Group Co.	25,949	1,672,545
Elm Co.	17,741	3,625,229
SABIC Agri-Nutrients Co.	84,943	2,640,748

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Global Min Vol Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Saudi Arabia (continued)
Saudi Arabian Oil Co.(b)	1,761,224	$11,567,249
Saudi Telecom Co.	1,113,691	12,674,647
		32,180,418
Singapore — 0.9%
DBS Group Holdings Ltd.	174,840	7,323,782
Singapore Airlines Ltd.	332,400	1,666,124
Singapore Exchange Ltd.	157,900	2,058,961
Singapore Telecommunications Ltd.	5,388,300	19,714,754
		30,763,621
South Korea — 0.2%
Samsung Biologics Co. Ltd.(a)(b)	2,409	2,640,546
SK Hynix, Inc.	10,798	3,911,243
		6,551,789
Spain — 0.1%
Aena SME SA(b)	78,639	2,141,726
Cellnex Telecom SA(b)	50,512	1,516,987
		3,658,713
Sweden — 0.1%
Telia Co. AB	566,377	2,275,465
Switzerland — 1.7%
BKW AG	15,529	3,243,071
Chocoladefabriken Lindt & Spruengli AG, Registered	57	8,491,892
Nestle SA, Registered	40,867	4,064,647
Novartis AG, Registered	207,928	27,126,290
Swisscom AG, Registered	18,847	13,545,997
		56,471,897
Taiwan — 3.6%
Advantech Co. Ltd.	345,959	3,181,850
Catcher Technology Co. Ltd.	387,000	2,479,087
Chang Hwa Commercial Bank Ltd.	4,923,292	3,170,698
Chunghwa Telecom Co. Ltd.	2,775,000	11,553,588
E.Sun Financial Holding Co. Ltd.	10,496,960	10,156,409
Far EasTone Telecommunications Co. Ltd.	1,291,000	3,625,853
First Financial Holding Co. Ltd.	8,321,010	7,323,373
Hua Nan Financial Holdings Co. Ltd.	6,544,193	6,143,974
Mega Financial Holding Co. Ltd.	3,907,905	4,996,833
Novatek Microelectronics Corp.	406,000	5,046,563
PharmaEssentia Corp.	209,507	3,449,246
President Chain Store Corp.	371,000	2,834,771
Realtek Semiconductor Corp.	163,000	2,712,509
SinoPac Financial Holdings Co. Ltd.	3,671,696	3,155,735
Taiwan Business Bank	5,275,987	2,666,354
Taiwan Cooperative Financial Holding Co. Ltd.	7,929,155	6,029,303
Taiwan Mobile Co. Ltd.	1,277,000	4,397,312
Taiwan Semiconductor Manufacturing Co. Ltd.	560,000	25,819,574
United Microelectronics Corp.	8,171,000	11,997,095
		120,740,127
Thailand — 0.3%
Advanced Info Service PCL, NVDR	733,100	7,007,105
Airports of Thailand PCL, NVDR(c)	1,681,100	2,277,800
Bumrungrad Hospital PCL, NVDR	308,800	1,629,187
		10,914,092
Turkey — 0.1%
Aselsan Elektronik Sanayi Ve Ticaret A/S	988,683	4,271,252
United Arab Emirates — 0.4%
Emirates NBD Bank PJSC	900,882	5,984,867
Emirates Telecommunications Group Co. PJSC	1,306,359	6,402,239
Security	Shares	Value
United Arab Emirates (continued)
Salik Co. PJSC	1,418,673	$2,217,129
		14,604,235
United Kingdom — 0.4%
Compass Group PLC	84,739	2,664,377
Halma PLC	183,984	8,682,298
Sage Group PLC (The)	217,847	3,101,667
		14,448,342
United States — 59.6%
Abbott Laboratories	144,415	18,615,094
AbbVie Inc.	63,986	14,569,612
Accenture PLC, Class A	43,442	10,860,500
Adobe Inc.(a)	24,641	7,888,323
Allstate Corp. (The)	13,644	2,905,899
Alphabet Inc., Class C, NVS	23,896	7,649,588
Altria Group Inc.	29,271	1,727,282
Ameren Corp.	38,309	4,074,162
American Electric Power Co. Inc.	42,300	5,235,471
American Water Works Co. Inc.	83,721	10,889,590
Amgen Inc.	30,546	10,552,421
Amphenol Corp., Class A	99,161	13,971,785
Aon PLC, Class A	29,862	10,568,759
Apple Inc.	7,978	2,224,665
Arch Capital Group Ltd.(a)	160,744	15,097,076
Arthur J Gallagher & Co.	35,540	8,800,415
AT&T Inc.	1,160,122	30,186,374
Atmos Energy Corp.	66,187	11,673,401
Autodesk Inc.(a)	55,932	16,966,413
AutoZone Inc.(a)	6,062	23,971,148
Becton Dickinson & Co.	24,256	4,706,149
Bentley Systems Inc., Class B	116,735	4,898,201
Berkshire Hathaway Inc., Class B(a)	63,104	32,423,466
Boston Scientific Corp.(a)	53,414	5,425,794
Bristol-Myers Squibb Co.	132,554	6,521,657
Brown & Brown Inc.	85,932	6,911,511
Cadence Design Systems Inc.(a)	5,280	1,646,515
Cardinal Health Inc.	47,702	10,125,227
Cboe Global Markets Inc.	75,748	19,555,861
Cencora Inc.	133,198	49,140,738
Centene Corp.(a)	101,467	3,991,712
CenterPoint Energy Inc.	41,482	1,658,450
CF Industries Holdings Inc.	93,301	7,342,789
CH Robinson Worldwide Inc.	31,704	5,036,814
Cheniere Energy Inc.	13,125	2,736,038
Chubb Ltd.	97,464	28,866,888
Church & Dwight Co. Inc.	166,471	14,176,670
Cigna Group (The)	23,364	6,478,370
Cisco Systems Inc.	681,111	52,404,680
CME Group Inc.	50,978	14,348,268
CMS Energy Corp.	99,691	7,520,689
Coca-Cola Co. (The)	320,231	23,415,291
Cognizant Technology Solutions Corp., Class A	82,090	6,379,214
Colgate-Palmolive Co.	175,055	14,072,671
Consolidated Edison Inc.	261,162	26,210,218
Corning Inc.	33,557	2,825,499
Corteva Inc.	65,170	4,397,020
Costco Wholesale Corp.	15,449	14,114,052
Dollar General Corp.	46,119	5,049,569
Duke Energy Corp.	332,025	41,151,179
Dynatrace Inc.(a)	71,973	3,207,117
Electronic Arts Inc.	85,387	17,250,736
Elevance Health Inc.	61,610	20,840,199

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Global Min Vol Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Eli Lilly & Co.	5,318	$5,719,349
Erie Indemnity Co., Class A, NVS	11,268	3,329,581
Exelon Corp.	37,821	1,782,126
Expand Energy Corp.	83,700	10,205,541
Exxon Mobil Corp.	163,178	18,915,594
F5 Inc.(a)	41,559	9,939,250
Fair Isaac Corp.(a)	4,000	7,223,320
First Solar Inc.(a)	10,590	2,890,223
FirstEnergy Corp.	76,300	3,641,036
Fortinet Inc.(a)	39,692	3,220,212
Gartner Inc.(a)	12,676	2,950,212
Gen Digital Inc.	229,224	6,044,637
General Dynamics Corp.	20,215	6,906,050
General Mills Inc.	206,822	9,793,022
Gilead Sciences Inc.	163,615	20,589,312
GoDaddy Inc., Class A(a)	100,166	12,807,225
HCA Healthcare Inc.	12,192	6,197,072
Hershey Co. (The)	66,072	12,426,822
Hologic Inc.(a)	92,617	6,943,497
Humana Inc.	14,182	3,485,510
Incyte Corp.(a)	120,227	12,558,912
International Business Machines Corp.	91,277	28,166,257
Intuit Inc.	21,490	13,626,379
J M Smucker Co. (The)	16,929	1,763,663
Jack Henry & Associates Inc.	35,846	6,254,410
Johnson & Johnson	246,462	50,997,917
Kellanova	212,132	17,742,720
Keurig Dr Pepper Inc.	338,708	9,449,953
Kimberly-Clark Corp.	44,149	4,817,539
Kroger Co. (The)	448,516	30,176,157
L3Harris Technologies Inc.	8,276	2,306,438
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	95,418	9,158,220
Linde PLC	3,747	1,537,469
Lockheed Martin Corp.	19,061	8,727,269
Loews Corp.	127,441	13,747,061
Marsh & McLennan Companies Inc.	126,490	23,204,591
Mastercard Inc., Class A	11,454	6,305,771
McDonald's Corp.	108,714	33,899,200
McKesson Corp.	49,386	43,514,992
MercadoLibre Inc.(a)	2,523	5,227,101
Merck & Co. Inc.	140,867	14,767,088
Microsoft Corp.	74,615	36,711,326
Mondelez International Inc., Class A	323,184	18,605,703
Monster Beverage Corp.(a)	237,050	17,776,380
Motorola Solutions Inc.	96,268	35,588,354
Netflix Inc.(a)	23,502	2,528,345
Neurocrine Biosciences Inc.(a)	48,088	7,317,070
Newmont Corp.	31,716	2,877,593
Northrop Grumman Corp.	35,919	20,554,648
Nvidia Corp.	55,262	9,781,374
O'Reilly Automotive Inc.(a)	239,667	24,374,134
Palo Alto Networks Inc.(a)	41,623	7,913,781
PepsiCo Inc.	207,170	30,814,466
PG&E Corp.	415,354	6,695,506
PPL Corp.	135,396	4,996,112
Procter & Gamble Co. (The)	182,983	27,110,761
Progressive Corp. (The)	114,156	26,117,751
PTC Inc.(a)	48,086	8,435,727
Qnity Electronics Inc.	17,885	1,450,295
Quest Diagnostics Inc.	30,117	5,697,534
Regeneron Pharmaceuticals Inc.	7,385	5,761,703
Security	Shares	Value
United States (continued)
Republic Services Inc., Class A	158,297	$34,359,947
Rollins Inc.	142,103	8,736,492
Roper Technologies Inc.	76,065	33,941,724
Royalty Pharma PLC, Class A	49,527	1,982,071
RTX Corp.	26,672	4,665,200
Salesforce Inc.	52,711	12,151,994
ServiceNow Inc.(a)	16,052	13,040,805
Southern Co. (The)	395,653	36,051,901
Sysco Corp.	33,951	2,587,066
TE Connectivity PLC, NVS	27,543	6,228,849
Teledyne Technologies Inc.(a)	33,980	16,973,690
TJX Companies Inc. (The)	153,603	23,335,368
T-Mobile U.S. Inc.	163,843	34,244,825
Travelers Companies Inc. (The)	39,087	11,447,019
Tyler Technologies Inc.(a)	31,062	14,587,336
Tyson Foods Inc., Class A	206,760	12,002,418
Uber Technologies Inc.(a)	39,417	3,450,564
United Therapeutics Corp.(a)	20,878	10,146,708
UnitedHealth Group Inc.	22,604	7,454,121
VeriSign Inc.	60,909	15,348,459
Verizon Communications Inc.	586,923	24,128,405
Vertex Pharmaceuticals Inc.(a)	36,522	15,836,304
Visa Inc., Class A	57,028	19,072,444
W R Berkley Corp.	216,687	16,834,413
Walmart Inc.	175,987	19,448,323
Waste Connections Inc.	69,227	12,222,027
Waste Management Inc.	154,404	33,640,000
WEC Energy Group Inc.	223,426	25,039,352
Welltower Inc.	54,875	11,426,073
Willis Towers Watson PLC	22,634	7,265,514
Workday Inc., Class A(a)	33,091	7,135,081
Xcel Energy Inc.	51,541	4,232,032
Yum! Brands Inc.	106,180	16,267,838
Zoom Video Communications Inc., Class A(a)	99,763	8,475,864
		2,011,084,718
Total Common Stocks — 99.4% (Cost: $2,709,079,277)		3,355,474,030
Preferred Stocks
South Korea — 0.2%
Samsung Electronics Co. Ltd., Preference Shares, NVS	122,456	6,262,773
Total Preferred Stocks — 0.2% (Cost: $5,104,373)		6,262,773
Total Long-Term Investments — 99.6% (Cost: $2,714,183,650)		3,361,736,803
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(f)(g)(h)	18,875,093	18,884,531

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Global Min Vol Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.94%(f)(g)	3,990,000	$3,990,000
Total Short-Term Securities — 0.7% (Cost: $22,873,609)		22,874,531
Total Investments — 100.3% (Cost: $2,737,057,259)		3,384,611,334
Liabilities in Excess of Other Assets — (0.3)%		(10,216,728)
Net Assets — 100.0%		$3,374,394,606

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$9,924,831	$8,959,243 (a)	$—	$955	$(498)	$18,884,531	18,875,093	$23,716 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,340,000	—	(1,350,000)(a)	—	—	3,990,000	3,990,000	55,591	—
				$955	$(498)	$22,874,531		$79,307	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P 500 Index	30	12/19/25	$10,289	$125,560
MSCI EAFE Index	38	12/19/25	5,356	55,555
MSCI Emerging Markets Index	39	12/19/25	2,687	9,859
2-Year U.S. Treasury Note	12	03/31/26	2,506	(1,062)
				$189,912

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Global Min Vol Factor ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,142,990,511	$1,212,483,504	$15	$3,355,474,030
Preferred Stocks	—	6,262,773	—	6,262,773
Short-Term Securities
Money Market Funds	22,874,531	—	—	22,874,531
	$2,165,865,042	$1,218,746,277	$15	$3,384,611,334
Derivative Financial Instruments(a)
Assets
Equity Contracts	$190,974	$—	$—	$190,974
Liabilities
Interest Rate Contracts	(1,062)	—	—	(1,062)
	$189,912	$—	$—	$189,912

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company